15. INTANGIBLE ASSETS (Details Narrative) - Cash-Generating Units [Member]	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Cash generating units percentage	3.50%
Bottom of range [Member]
Disclosure of detailed information about intangible assets [line items]
Discounted cash flows percentage	12.91%
Top Of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discounted cash flows percentage	10.75%